ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2023
ACCOUNTS PAYABLE
ACCOUNTS PAYABLE	6) ACCOUNTS PAYABLE

($ thousands)	December 31, 2023	December 31, 2022
Accrued payables	$91,574	$110,267
Accounts payable – trade	294,096	288,215
Total accounts payable	$385,670	$398,482